Earnings per share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 18,040	$ 7,116	$ 3,428	$ 25,156	$ 9,087
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	7,453.2	7,603.0	7,790.1	7,527.7	7,786.1
Diluted earnings per share (in shares)	7,518.5	7,661.6	7,835.9	7,589.6	7,834.2